Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2011
Transactions with Affiliates and Owners
(5)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Fees from affiliated Owner	$4,636	$4,837	$4,727
Fees from unaffiliated Owners	22,741	22,410	18,668

Fees from Owners	27,377	27,247	23,395
Other fees	1,947	1,890	1,833

Total management fees	$29,324	$29,137	$25,228

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2011 and 2010 consisted of the following:

	2011	2010
Affiliated Owner	$919	$885
Unaffiliated Owners	14,893	16,660

Total due to Owners, net	$15,812	$17,545